Remuneration of Auditors	12 Months Ended
Jun. 30, 2024
Remuneration Of Auditors
Remuneration of Auditors

Note 20. Remuneration of Auditors

During the financial years ended 30 June 2024, 2023, and 2022 respectively, the following fees were paid or payable for services provided by RSM Australia Partners, who is responsible for auditing the Company’s financial statements filed with the ASX, and Grassi & Co., CPAs, P.C., who is the Company’s principal independent registered public accountant for financial statements filed with the Securities and Exchange Commission,

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Audit Services - RSM Australia Partners
Audit or review of the financial statements	80,000	81,000	77,500

Other Services - RSM Australia Partners
Preparation of the tax return	29,550	38,849	3,656

Other Services - RSM USA
Preparation of the tax return	2,950	52,730	—

	112,500	172,579	81,156

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Audit Services – Grassi & Co
Audit and review of the financial statements	261,222	138,712	136,364
Review associated with the US listing	115,567	-	-
Audit and review of the financial statements	376,789	138,712	136,364